Taxation, Non-recognised Tax Losses (Details) - 12 months ended Jun. 30, 2022 $ in Thousands, $ in Thousands, $ in Thousands	AUD ($)	USD ($)	CAD ($)
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	$ 17,608	$ 8,977	$ 216
Movement during the period	3,536	2,853	3
Balance at the end of the period	21,144	11,830	219
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	7,307	0	0
Movement during the period	0	0	0
Balance at the end of the period	7,307	0	0
Total revenue and capital losses not recognized	$ 28,451	$ 11,830	$ 219